UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.) :[  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       GuideStone Capital Management
Address:    2401 Cedar Springs Rd
            Dallas, TX 75201

Form 13F File Number:  28 - 10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Rodric E. Cummins
Title:      Senior Vice President
Phone:      214.720.4752

Signature, Place, and Date of Signing:

   /s/ Rodric E. Cummins                Dallas, TX             04-05-12
_____________________________    _______________________      ____________
         [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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FORM 13F
FILE NUMBER    NAME
28-11918       American Century Companies, Inc. (on behalf of American
               Century Investment Management, Inc.)
28-10120       AQR Capital Management, LLC
28-05508       Aronson + Johnson + Ortiz, LP
28-04825       Baillie Gifford & Co. (on behalf of Baillie Gifford Overseas
               Limited)
28-1006        Barrow, Hanley, Mewhinney & Strauss, Inc.
28-12019       BlackRock, Inc. (on behalf of BlackRock Financial Management)
28-04295       BlackRock Advisors, LLC (on behalf of BlackRock Institutional)
28-13380       Clifton Group Investment Management Company
28-10449       Columbus Circle Investors
28-10957       Genesis Asset Managers, LLP
28-04981       Goldman Sachs Group, Inc. (on behalf of Goldman Sachs Asset
               Management L.P.)
28-398         Loomis, Sayles & Company, L.P.
28-413         Lord, Abbett & Co LLC
28-06748       Marsico Capital Management, LLC
28-04968       Massachusetts Financial Services Co (on behalf of MFS
               Institutional Advisors, Inc.)
28-03719       McKinley Capital Management, Inc.
28-11450       Mondrian Investment Partners LTD
28-290         Northern Trust Corporation (on behalf of Northern Trust
               Investments, Inc.)
28-2701        Allianz Global Investors of America L.P. (on behalf of PIMCO)
28-04643       Payden & Rygel
28-10372       Philadelphia International Advisors, LP
28-05014       Rainier Investment Management Inc.
28-04760       RREEF America LLC
28-05734       Sands Capital Management, LLC
28-10621       Shenkman Capital Management, Inc.
28-11092       TimesSquare Capital Management, LLC
28-02494       The TCW Group, Inc. (on behalf of TCW Investment Management
               Company)
28-12572       Tradewinds Global Investors, LLC
28-02924       Turner Investment Partners, Inc.
28-1700        Legg Mason, Inc. (on behalf of Western Asset Management Co.)
28-1700        Legg Mason, Inc. (on behalf of Western Asset Limited)